OTHER INCOME, NET (Details) - USD ($)		12 Months Ended
		Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Other Income Net
Government grants	[1]	$ (289,629)	$ (165,665)	$ (110,608)
Rental income (lessor lease)		(186,223)	(207,857)	(109,533)
Income from disposal of scrap materials		(10,698)	(51,289)	(20,621)
Other (income)/expenses		12,202	(9,220)	(6,185)
Total		$ (474,348)	$ (434,031)	$ (246,947)

[1]	Government grants mainly represent the subsidies for researching and development activity and improvement of production technology.